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PROSPECTUS SUPPLEMENT

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
FULCRUM SEPARATE ACCOUNT
(Supplement to Prospectus dated November 18, 1996)

The "Fund Expenses" description and tables in the "Annual and Transaction Expenses" section of the prospectus is amended in its entirety to read as follows:

FUND EXPENSES
(annual basis as percentage of average daily net assets)

Beginning February 1, 1997, a performance based advisory fee is in effect for the five Portfolios of the Palladian Trust. The base fee is 2.00%, but the actual fee may vary from between 0.00% to 4.00%, depending on the Portfolio's performance. The base fee of 2.00% will be paid if the Portfolio's performance (net of all fees and expenses, including the advisory fee) is between 1.5 and
3.0 percentage points higher than the applicable benchmark index. A fee of 4.00% will be paid only if the Portfolio's performance (net of all fees and expenses, including the advisory fee) is at least 7.5 percentage points higher than the applicable benchmark index. No fee will apply if the Portfolio's performance is more than 3.0 percentage points lower than the applicable benchmark index; see the prospectus of The Palladian Trust for more details. Because of this variation, expense information assuming fees of 0.00%, 2.00% and 4.00% is shown below. The fee, however, could be any figure between 0.00% and 4.00%.

EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS
OF THE PALLADIAN TRUST
(For the fee to be 0.00% a Portfolio's performance, net of all fees and expenses, would have to be more than 3.0 percentage points below the benchmark index.)

                                                  OTHER EXPENSES
                                                    (AFTER ANY       TOTAL
                                     MANAGEMENT     APPLICABLE     OPERATING
  FUND                                  FEES       REIMBURSEMENT)   EXPENSES
-------------------------------------------------------------------------------
Value Portfolio                        0.00%(1)       0.70%(2)       0.70%
Growth Portfolio                       0.00%(1)       0.70%(2)       0.70%
International Growth Portfolio         0.00%(1)       1.20%(2)       1.20%
Global Strategic Income Portfolio      0.00%(1)       1.20%(2)       1.20%
Global Interactive/Telecomm Portfolio  0.00%(1)       1.20%(2)       1.20%
Money Market Fund                      0.29%          0.07%(3)       0.36%






Prospectus Supplement Dated March 13, 1997


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EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS
OF THE PALLADIAN TRUST
(For the fee to be 2.00%, a Portfolio's performance, net of all fees and expenses, would have to be between 1.5 and 3.0 percentage points higher than the benchmark index.)

                                                  OTHER EXPENSES
                                                    (AFTER ANY       TOTAL
                                     MANAGEMENT     APPLICABLE     OPERATING
  FUND                                  FEES       REIMBURSEMENT)   EXPENSES
-------------------------------------------------------------------------------
Value Portfolio                        2.00%(1)       0.70%(2)       2.70%
Growth Portfolio                       2.00%(1)       0.70%(2)       2.70%
International Growth Portfolio         2.00%(1)       1.20%(2)       3.20%
Global Strategic Income Portfolio      2.00%(1)       1.20%(2)       3.20%
Global Interactive/Telecomm Portfolio  2.00%(1)       1.20%(2)       3.20%
Money Market Fund                      0.29%          0.07%(3)       0.36%


EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS
OF THE PALLADIAN TRUST
(For the fee to be 4.00%, a Portfolio's performance, net of all fees and expenses, would have to be at least 7.5 percentage points higher than the benchmark index.)

                                                  OTHER EXPENSES
                                                    (AFTER ANY       TOTAL
                                     MANAGEMENT     APPLICABLE     OPERATING
  FUND                                  FEES       REIMBURSEMENT)   EXPENSES
-------------------------------------------------------------------------------
Value Portfolio                        4.00%(1)       0.70%(2)       4.70%
Growth Portfolio                       4.00%(1)       0.70%(2)       4.70%
International Growth Portfolio         4.00%(1)       1.20%(2)       5.20%
Global Strategic Income Portfolio      4.00%(1)       1.20%(2)       5.20%
Global Interactive/Telecomm Portfolio  4.00%(1)       1.20%(2)       5.20%
Money Market Fund                      0.29%          0.07%(3)       0.36%

(1) Beginning February 1, 1997, a performance-based advisory fee is in effect, which fee may vary anywhere from 0.00% to 4.00%.

(2) The Manager has agreed to limit operating expenses and reimburse those expenses to the extent that the Portfolio's "other expenses" (i.e. expenses other than management fees) from September 11, 1996 through at least December 31, 1997 exceed the following expense limitations: Value Portfolio, 0.70%; Growth Portfolio, 0.70%; International Growth Portfolio, 1.20%, Global Strategic Income Portfolio, 1.20%; and Global Interactive/Telecomm Portfolio, 1.20%. For the two years following the date that the expense limitation ends, each Portfolio will reimburse the Manager for any fees it waived or expenses it reimbursed pursuant to the expense limitation, provided that such reimbursement would not cause the Portfolio's "other expense" ratio to exceed the expense limitation set forth above. After this two year period, the Portfolio's reimbursement liability to the Manager will cease. In addition, if at any time the investment management agreement between the Manager and the Portfolio terminates, the Portfolio's reimbursement liability to the Manager will cease.

(3) Under the Management Agreement with Allmerica Investment Trust, Allmerica Investment Management Company, Inc. ("Manager") has declared a voluntary expense limitation of 0.60% for the Money Market Fund.

THE FOLLOWING EXAMPLES DEMONSTRATE THE CUMULATIVE EXPENSES WHICH WOULD BE PAID AT 1-YEAR AND 3-YEARS ASSUMING A $1,000 INVESTMENT A SUB-ACCOUNT AND A 5% ANNUAL RETURN ON ASSETS, AS REQUIRED BY RULES OF THE SECURITIES AND EXCHANGE COMMISSION.

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THE INFORMATION GIVEN UNDER THE FOLLOWING EXAMPLES SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. IN PARTICULAR, BECAUSE THE ADVISORY FEE OF THE FIVE PORTFOLIOS OF THE PALLADIAN TRUST MAY VARY FROM 0.00% TO 4.00% DEPENDING ON PERFORMANCE, THREE SEPARATE EXAMPLES ARE PROVIDED: EXAMPLE (1) ASSUMES THAT
NO ADVISORY FEE IS PAID FOR EACH OF THE FIVE PORTFOLIOS; EXAMPLE (2) ASSUMES THAT THE ADVISORY FEE FOR THE FIVE PORTFOLIOS IS PAID AT THE ANNUAL RATE OF 2.00%; AND EXAMPLE (3) ASSUMES THAT THE ADVISORY FEE IS PAID AT THE ANNUAL RATE OF 4.00%

(a) If, at the end of the applicable period, you surrender your Contract or annuitize* under a commutable variable period certain option or a noncommutable period certain option of less than ten years or any fixed period certain option, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                           $83            $115
     Growth Portfolio                          $83            $115
     International Growth Portfolio            $88            $129
     Global Strategic Income Portfolio         $88            $129
     Global Interactive/Telecomm Portfolio     $88            $129
     Money Market Fund                         $80            $105

    EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                          $102            $171
     Growth Portfolio                         $102            $171
     International Growth Portfolio           $107            $185
     Global Strategic Income Portfolio        $107            $185
     Global Interactive/Telecomm Portfolio    $107            $185
     Money Market Fund                        $ 80            $105

    EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                          $121            $225
     Growth Portfolio                         $121            $225
     International Growth Portfolio           $126            $239
     Global Strategic Income Portfolio        $126            $239
     Global Interactive/Telecomm Portfolio    $126            $239
     Money Market Fund                        $ 80            $105

-----------

     1 Note: In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of the Palladian Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index).


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(b) If, at the end of the applicable period, you annuitize* under a life option or a noncommutable period certain option of ten years or longer, or if you do not surrender or annuitize your Contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

    EXAMPLE 1 - ASSUMING ADVISORY FEE OF 0.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                           $22            $69
     Growth Portfolio                          $22            $69
     International Growth Portfolio            $27            $84
     Global Strategic Income Portfolio         $27            $84
     Global Interactive/Telecomm Portfolio     $27            $84
     Money Market Fund                         $19            $58

    EXAMPLE 2 - ASSUMING ADVISORY FEE OF 2.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                           $42            $128
     Growth Portfolio                          $42            $128
     International Growth Portfolio            $47            $142
     Global Strategic Income Portfolio         $47            $142
     Global Interactive/Telecomm Portfolio     $47            $142
     Money Market Fund                         $19            $ 58

    EXAMPLE 3 - ASSUMING ADVISORY FEE OF 4.00% FOR THE PORTFOLIOS OF THE PALLADIAN TRUST(1)

     FUND                                    1 YEAR         3 YEARS
     ---------------------------------------------------------------------
     Value Portfolio                           $62            $184
     Growth Portfolio                          $62            $184
     International Growth Portfolio            $67            $198
     Global Strategic Income Portfolio         $67            $198
     Global Interactive/Telecomm Portfolio     $67            $198
     Money Market Fund                         $19            $ 58

As required in rules promulgated under the 1940 Act, the Contract Fee is reflected in the examples by a method to show the "average" impact on an investment in the Variable Account. The total Contract Fees collected are divided by the total average net assets attributable to the Contracts. The resulting percentage is 0.075%, and the amount of the Contract Fee is assumed to be $0.75 in the examples.

*The Contract Fee is not deducted after annuitization. No contingent deferred sales charge is assessed at the time of annuitization under an option including a life contingency or under a noncommutable period certain option of ten years or longer.

-----------

1 Note: In order to have a 5% annual return and a management fee of 4%, the performance of the Portfolios of the Palladian Trust would have to be 9% before the deduction of the 4% fee resulting in performance of 5% and the benchmark index would have to decrease at least 2.5 percentage points (meaning the Portfolio's performance after fees and expenses was at least 7.5 percentage points better than the benchmark index).

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